Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product revenue	$ 2,592	$ 2,301	$ 2,208
Service revenue	2,699	2,410	2,371
Total revenue	5,291	4,711	4,579
Cost of products	2,011	1,799	1,771
Cost of services	2,098	1,922	1,911
Selling, general and administrative expenses	794	685	629
Research and development expenses	176	156	134
Total operating expenses	5,079	4,562	4,445
Income from operations	212	149	134
Interest expense	(13)	(2)	(10)
Other (expense) income, net	(3)	(11)	(31)
Income from continuing operations before income taxes	196	136	93
Income tax (benefit) expense	51	(11)	8
Income from continuing operations	145	147	85
Loss from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss)	52	137	(30)
Net (loss) income attributable to noncontrolling interests	(1)	3	3
Net income (loss) attributable to NCR	53	134	(33)
Amounts attributable to NCR common stockholders:
Income from continuing operations	146	144	82
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders	$ 53	$ 134	$ (33)
Net Income per share attributable to NCR common stockholders:
Basic	$ 0.92	$ 0.90	$ 0.52
Diluted	$ 0.91	$ 0.89	$ 0.51
Net income (loss) per common share
Basic	$ 0.34	$ 0.84	$ (0.21)
Diluted	$ 0.33	$ 0.83	$ (0.21)
Weighted average common shares outstanding
Basic	158.0	159.8	158.9
Diluted	161.0	161.2	160.1